Fair values - Summary of Disclosure of Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 11,396	€ 11,907
Level 2 | Fair value
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 10,580	€ 10,503